Share-Based Payments - Additional Information (Detail) Unit_pure in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment transactions expense	$ 237	$ 345
Share-based compensation number of shares issued | shares	1,981,000,000	1,972,000,000
The Zenzele Kabili scheme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment transactions expense		$ 73
Restricted Stock Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued | shares	4.8	0.2
Share-based compensation grant date fair value	$ 293	$ 9
Restricted Stock Units [member] | AB inBev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	0.1	0.1
Fair value of stock options granted	$ 4	$ 4